Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Current assets
Cash and cash equivalents	$ 32,372	$ 42	$ 955
Trade and other receivables	33,242	53
Inventories	21,528
Derivative financial assets	234
Prepayments and other current assets	1,560	201	340
Total current assets	88,936	296	1,295
Non-current assets
Property, plant and equipment	1,194,915
Exploration and evaluation	17,918
Inventories	300
Investments		268,909	265,156
Derivative financial assets	3,767
Prepayments and other non-current assets	67	986	187
Total non-current assets	1,216,967	269,895	265,343
Total assets			266,638
Current liabilities
Trade and other payables			604
Lease liability		786
Current tax liability	13,273
Provisions	94,689	16,519
Other financial liabilities			604
Total current liabilities			604
Non-current liabilities
Loans and borrowings		7,443	8,440
Derivative financial liability		7,443	8,440
Deferred tax liability	28,505
Provisions	3,193
Liability for cash-settled share-based payments	122,927	264,477	253,530
Total non-current liabilities	1,037,876	290,152
Total liabilities			262,574
Net assets	5	1
Equity
Share capital	(165,485)	(20,931)	4,039
Share premium	268,027	(19,961)	4,064
Other capital reserves			24
(Accumulated deficit) / retained earnings			4,039
Total equity	$ 268,027	$ (19,961)	$ 4,064